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                          DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496

                                October 2, 1997

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

          Re: M.S.D. & T. Funds, Inc.
              File Nos. (33-27491; 811-5782)
              ------------------------------

Ladies and Gentlemen:

          On behalf of M.S.D. & T. Funds, Inc. (the "Company") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Company's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #19"), which was filed on September 26, 1997; and (ii) the text of PEA #19 has been filed electronically.

          The Prospectuses and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

          (1) Prospectus dated September 26, 1997 for the Growth & Income Fund, International Equity Fund, Limited Maturity Bond Fund, and Maryland Tax-Exempt Bond Fund;

          (2) Prospectus dated September 26, 1997 for the Prime Money Market Fund, Government Money Market Fund and Tax-Exempt Money Market Fund;

          (3) Prospectus dated September 26, 1997 for the Tax-Exempt Money Market Fund (Trust);

          (4) Statement of Additional Information dated September 26, 1997 for the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Tax-Exempt Money Market Fund (Trust), Growth & Income Fund, International Equity Fund, Limited Maturity Bond Fund and Maryland Tax-Exempt Bond Fund.

          Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1982.

                                         Very truly yours,


                                         /s/ Douglas J. Brady
                                         ---------------------
                                         Douglas J. Brady